JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 97.8%
Aerospace & Defense — 2.6%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024 (a)	967,000	1,003,263
7.88%, 4/15/2027 (a)	3,917,000	4,030,671
6.00%, 2/15/2028 (a)	1,952,000	1,937,360
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,201,000	1,201,000
Howmet Aerospace, Inc.
6.88%, 5/1/2025	113,000	129,385
5.95%, 2/1/2037	2,519,000	2,953,527
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,475,000	1,624,344
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	3,161,000	3,307,196
4.60%, 6/15/2028	740,000	700,788
TransDigm, Inc.
6.25%, 3/15/2026 (a)	15,100,000	15,666,250
5.50%, 11/15/2027	4,673,000	4,702,977
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	1,385,000	1,516,575
7.75%, 8/15/2025	1,445,000	1,435,969

		40,209,305

Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	1,172,000	1,192,510

Airlines — 1.5%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	1,460,000	1,447,984
American Airlines, Inc.
5.50%, 4/20/2026 (a)	5,776,680	5,899,434
5.75%, 4/20/2029 (a)	5,776,680	6,024,413
Delta Air Lines, Inc.
7.38%, 1/15/2026	2,086,000	2,413,318
3.75%, 10/28/2029	1,000,000	982,588
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	974,068	995,371
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,430,000	1,435,692
4.63%, 4/15/2029 (a)	3,430,000	3,411,752

		22,610,552

Auto Components — 2.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,225,000	1,226,531
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	2,548,000	2,722,665
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,468,000	2,559,020
5.00%, 10/1/2029	976,000	925,980

Investments	Principal Amount ($)	Value ($)
Clarios Global LP
6.25%, 5/15/2026 (a)	1,670,000	1,735,481
8.50%, 5/15/2027 (a)	2,170,000	2,283,925
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	463,000	500,040
5.63%, 11/15/2026 (a)	788,000	642,362
Dana, Inc. 5.38%, 11/15/2027	1,395,000	1,456,031
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,758,000	1,797,555
4.88%, 3/15/2027	1,451,000	1,513,422
5.00%, 7/15/2029 (a)	2,868,000	2,993,762
5.25%, 4/30/2031	1,000,000	1,054,500
Icahn Enterprises LP
4.75%, 9/15/2024	585,000	592,313
6.25%, 5/15/2026	2,920,000	3,000,300
5.25%, 5/15/2027	3,945,000	4,001,492
IHO Verwaltungs GmbH (Germany) 6.38% (cash), 5/15/2029 (a) (b)	1,750,000	1,893,325
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	572,000	573,750
Tenneco, Inc.
5.00%, 7/15/2026	1,871,000	1,785,982
7.88%, 1/15/2029 (a)	979,000	1,046,306
ZF North America Capital, Inc. (Germany) 4.75%, 4/29/2025 (a)	1,000,000	1,064,640

		35,369,382

Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,168,000	1,195,874

Banks — 0.6%
CIT Group, Inc. 6.13%, 3/9/2028	2,697,000	3,182,460
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	5,500,000	5,969,636

		9,152,096

Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,022,000	1,963,564

Building Products — 1.3%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	2,568,000	2,702,820
Forterra Finance LLC 6.50%, 7/15/2025 (a)	742,000	783,738
Griffon Corp. 5.75%, 3/1/2028	2,365,000	2,437,428

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	900,000	932,625
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,906,000	1,948,885
Masonite International Corp. 5.38%, 2/1/2028 (a)	1,447,000	1,506,689
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	561,000	575,114
4.75%, 1/15/2028 (a)	7,367,000	7,422,252
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,560,000	1,623,679

		19,933,230

Capital Markets — 1.4%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,000,000	940,000
3.63%, 10/1/2031 (a)	1,000,000	927,500
Deutsche Bank AG (Germany) (SOFR + 5.44%), 5.88%, 7/8/2031 (c)	7,000,000	8,197,059
LPL Holdings, Inc.
4.63%, 11/15/2027 (a)	3,938,000	4,036,450
4.00%, 3/15/2029 (a)	1,430,000	1,435,991
MSCI, Inc.
4.00%, 11/15/2029 (a)	3,407,000	3,530,504
3.88%, 2/15/2031 (a)	2,940,000	3,024,760

		22,092,264

Chemicals — 2.3%
Avient Corp. 5.75%, 5/15/2025 (a)	1,141,000	1,182,384
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,400,000	2,480,280
Chemours Co. (The) 5.75%, 11/15/2028 (a)	2,935,000	3,008,375
CVR Partners LP
9.25%, 6/15/2023 (a)	262,000	262,629
6.13%, 6/15/2028 (a)	958,000	994,116
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,480,000	1,465,200
Hexion, Inc. 7.88%, 7/15/2027 (a)	1,952,000	2,069,354
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,000,000	995,000
Ingevity Corp. 3.88%, 11/1/2028 (a)	1,475,000	1,412,740
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	988,000	1,020,169
Methanex Corp. (Canada) 5.25%, 12/15/2029	1,690,000	1,766,050
OCI NV (Netherlands) 4.63%, 10/15/2025 (a)	600,000	615,000
Olin Corp.
5.13%, 9/15/2027	844,000	869,320
5.63%, 8/1/2029	1,440,000	1,553,083

Investments	Principal Amount ($)	Value ($)
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	2,347,000	2,388,073
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	958,000	906,920
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	914,000	943,705
4.38%, 2/1/2032 (a)	976,000	966,992
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,490,000	1,506,479
Tronox, Inc. 6.50%, 5/1/2025 (a)	3,250,000	3,400,313
Valvoline, Inc. 4.25%, 2/15/2030 (a)	988,000	979,503
Venator Finance SARL
9.50%, 7/1/2025 (a)	492,000	537,510
5.75%, 7/15/2025 (a)	592,000	547,600
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,352,000	1,341,438
5.63%, 8/15/2029 (a)	1,964,000	1,974,861

		35,187,094

Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	973,000	951,108
ADT Security Corp. (The)
4.13%, 6/15/2023	1,187,000	1,220,610
4.88%, 7/15/2032 (a)	2,031,000	2,010,304
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,890,000	5,025,453
9.75%, 7/15/2027 (a)	2,072,000	2,170,420
6.00%, 6/1/2029 (a)	2,000,000	1,900,000
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	1,000,000	979,850
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	596,000	621,628
5.00%, 2/1/2028 (a)	1,346,000	1,352,730
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	1,752,000	1,787,040
CoreCivic, Inc.
4.63%, 5/1/2023	958,000	958,000
8.25%, 4/15/2026	958,000	986,251
Covanta Holding Corp. 6.00%, 1/1/2027	612,000	633,787
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	892,000	871,930
9.50%, 11/1/2027 (a)	1,851,000	1,929,186
GFL Environmental, Inc. (Canada)
5.13%, 12/15/2026 (a)	2,624,000	2,718,674
4.75%, 6/15/2029 (a)	1,972,000	1,971,744
Madison IAQ LLC 5.88%, 6/30/2029 (a)	2,412,000	2,320,465
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	1,491,000	1,509,637

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Nielsen Finance LLC
5.63%, 10/1/2028 (a)	5,090,000	5,195,770
5.88%, 10/1/2030 (a)	1,919,000	1,996,489
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	1,803,000	1,888,642
5.75%, 4/15/2026 (a)	5,289,000	5,593,118
6.25%, 1/15/2028 (a)	1,445,000	1,468,236
Stericycle, Inc. 3.88%, 1/15/2029 (a)	988,000	963,300

		49,024,372

Communications Equipment — 1.0%
Avaya, Inc. 6.13%, 9/15/2028 (a)	967,000	1,000,777
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,374,000	2,290,910
5.00%, 3/15/2027 (a)	3,896,000	3,498,258
CommScope, Inc.
6.00%, 3/1/2026 (a)	2,931,000	2,998,237
8.25%, 3/1/2027 (a)	4,093,000	4,011,140
Nokia OYJ (Finland) 6.63%, 5/15/2039	596,000	800,297
Viasat, Inc.
5.63%, 4/15/2027 (a)	500,000	510,740
6.50%, 7/15/2028 (a)	596,000	607,008

		15,717,367

Construction & Engineering — 0.5%
AECOM
5.13%, 3/15/2027	1,440,000	1,543,406
Artera Services LLC 9.03%, 12/4/2025 (a)	974,068	978,938
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	976,000	982,647
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,194,000	1,205,940
MasTec, Inc. 4.50%, 8/15/2028 (a)	1,430,000	1,472,900
Pike Corp.
5.50%, 9/1/2028 (a)	1,168,000	1,178,536
Weekley Homes LLC 4.88%, 9/15/2028 (a)	958,000	986,098

		8,348,465

Consumer Finance — 4.6%
Ally Financial, Inc. 5.75%, 11/20/2025	976,000	1,105,302
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	1,934,000	1,932,743
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	7,950,000	8,481,060
5.13%, 6/16/2025	6,225,000	6,728,478
4.13%, 8/17/2027	17,950,000	18,935,814
4.00%, 11/13/2030	2,050,000	2,149,937

Investments	Principal Amount ($)	Value ($)
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (b)	2,890,338	2,801,258
Navient Corp.
7.25%, 9/25/2023	3,212,000	3,452,900
5.88%, 10/25/2024	3,443,000	3,598,865
OneMain Finance Corp.
6.13%, 3/15/2024	7,018,000	7,368,900
7.13%, 3/15/2026	10,510,000	11,812,872
3.88%, 9/15/2028	1,972,000	1,902,980

		70,271,109

Containers & Packaging — 1.7%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	600,000	579,000
4.00%, 9/1/2029 (a)	1,000,000	969,650
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	410,000	421,788
4.13%, 8/15/2026 (a)	1,500,000	1,516,965
5.25%, 8/15/2027 (a)	3,700,000	3,626,000
Ball Corp.
5.25%, 7/1/2025	596,000	655,600
3.13%, 9/15/2031	976,000	939,210
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,068,000	1,089,360
Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	1,402,000	1,503,645
LABL, Inc. 6.75%, 7/15/2026 (a)	1,194,000	1,223,850
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	2,645,000	2,647,407
7.25%, 4/15/2025 (a)	3,548,000	3,479,417
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,115,000	2,212,845
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,660,000	1,593,600
Sealed Air Corp. 6.88%, 7/15/2033 (a)	1,460,000	1,832,621
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a)(d)	1,275,000	1,316,208

		25,607,166

Distributors — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,312,000	1,323,480
Wolverine Escrow LLC
8.50%, 11/15/2024 (a)	1,624,000	1,518,440
9.00%, 11/15/2026 (a)	1,834,000	1,728,545

		4,570,465

Diversified Consumer Services — 0.0% (e)
Service Corp. International 5.13%, 6/1/2029	569,000	605,985

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Diversified Financial Services — 0.4%
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	976,000	945,363
5.75%, 11/1/2028 (a)	976,000	871,710
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	2,388,000	2,656,650
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	958,000	1,006,087

		5,479,810

Diversified Telecommunication Services — 6.0%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	1,500,000	1,614,480
6.00%, 2/15/2028 (a)	3,250,000	3,034,688
Altice France SA (France)
5.50%, 1/15/2028 (a)	9,110,000	9,018,900
5.13%, 1/15/2029 (a)	2,500,000	2,367,325
CCO Holdings LLC
5.13%, 5/1/2027 (a)	5,362,000	5,519,026
5.38%, 6/1/2029 (a)	9,415,000	9,959,375
4.75%, 3/1/2030 (a)	14,369,000	14,722,909
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,199,000	1,219,982
Embarq Corp. 8.00%, 6/1/2036	2,329,000	2,553,027
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,651,000	2,737,621
5.00%, 5/1/2028 (a)	2,980,000	2,988,374
6.75%, 5/1/2029 (a)	1,684,000	1,733,333
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	1,486,000	1,505,318
4.25%, 7/1/2028 (a)	1,952,000	1,903,200
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	576,000	624,960
4.00%, 2/15/2027 (a)	3,412,000	3,400,092
5.38%, 6/15/2029 (a)	976,000	950,448
Sprint Capital Corp.
6.88%, 11/15/2028	5,885,000	7,265,444
8.75%, 3/15/2032	2,980,000	4,405,632
Switch Ltd. 3.75%, 9/15/2028 (a)	1,702,000	1,684,980
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	958,000	965,185
7.72%, 6/4/2038	2,920,000	3,314,872
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	1,251,000	1,297,587
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,120,000	2,198,398
4.50%, 8/15/2030 (a)	2,465,000	2,409,118
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	1,000,000	1,041,810
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,161,000	1,105,853
6.13%, 3/1/2028 (a)	734,000	690,877

		92,232,814

Investments	Principal Amount ($)	Value ($)
Electric Utilities — 2.0%
FirstEnergy Corp.
2.65%, 3/1/2030	1,972,000	1,922,700
Series C, 7.38%, 11/15/2031	1,490,000	1,992,741
Series C, 5.35%, 7/15/2047 (d)	1,490,000	1,767,984
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	2,150,000	2,274,980
NRG Energy, Inc.
5.75%, 1/15/2028	1,173,000	1,225,785
5.25%, 6/15/2029 (a)	5,705,000	5,913,803
3.63%, 2/15/2031 (a)	2,950,000	2,802,500
PG&E Corp. 5.25%, 7/1/2030	2,732,000	2,800,300
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	894,000	915,921
5.63%, 2/15/2027 (a)	7,956,000	8,169,976
4.38%, 5/1/2029 (a)	1,460,000	1,432,479

		31,219,169

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	1,136,000	1,170,080

Electronic Equipment, Instruments & Components — 0.4%
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	3,855,000	3,998,406
3.75%, 2/15/2031 (a)	2,920,000	2,868,900

		6,867,306

Energy Equipment & Services — 0.7%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,784,000	1,855,360
6.25%, 4/1/2028 (a)	734,000	752,350
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	684,000	588,240
Nabors Industries, Inc. 5.75%, 2/1/2025	1,972,000	1,648,158
Oceaneering International, Inc. 4.65%, 11/15/2024	584,000	592,760
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	722,000	726,830
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	1,178,530	1,107,818
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	974,850	956,221
Transocean, Inc. 11.50%, 1/30/2027 (a)	967,000	908,980
USA Compression Partners LP 6.88%, 4/1/2026	844,000	858,770

		9,995,487

Entertainment — 1.9%
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	894,000	949,875
5.25%, 7/15/2028 (a)	1,702,000	1,612,645

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	2,147,000	2,161,664
6.50%, 5/15/2027 (a)	4,343,000	4,707,638
Netflix, Inc.
5.88%, 2/15/2025	4,716,000	5,304,038
5.88%, 11/15/2028	10,333,000	12,367,361
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	1,169,000	1,171,923
3.00%, 2/15/2031 (a)	874,000	823,072

		29,098,216

Equity Real Estate Investment Trusts (REITs) — 3.4%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	1,684,000	1,730,815
HAT Holdings I LLC
3.38%, 6/15/2026 (a)	1,460,000	1,436,275
3.75%, 9/15/2030 (a)	1,200,000	1,175,610
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,356,000	2,389,597
5.00%, 7/15/2028 (a)	976,000	990,640
iStar, Inc. 4.75%, 10/1/2024	3,260,000	3,368,525
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	3,665,000	3,919,424
5.75%, 2/1/2027	3,368,000	3,814,260
3.88%, 2/15/2029 (a)	1,964,000	2,062,200
MPT Operating Partnership LP 4.63%, 8/1/2029	4,941,000	5,157,169
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (a)	958,000	1,005,900
5.88%, 10/1/2028 (a)	4,304,000	4,437,402
RHP Hotel Properties LP 4.75%, 10/15/2027	3,704,000	3,713,260
SBA Communications Corp. 3.88%, 2/15/2027	1,430,000	1,463,716
Uniti Group LP
7.88%, 2/15/2025 (a)	2,601,000	2,719,658
6.50%, 2/15/2029 (a)	3,379,000	3,248,655
VICI Properties LP
3.50%, 2/15/2025 (a)	869,000	878,481
4.25%, 12/1/2026 (a)	4,163,000	4,298,297
4.63%, 12/1/2029 (a)	3,545,000	3,765,712

		51,575,596

Food & Staples Retailing — 1.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	7,061,000	7,319,786
5.88%, 2/15/2028 (a)	3,237,000	3,407,298
4.88%, 2/15/2030 (a)	2,640,000	2,805,871
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,343,000	4,473,290
Rite Aid Corp. 8.00%, 11/15/2026 (a)	2,702,000	2,686,220

Investments	Principal Amount ($)	Value ($)
US Foods, Inc. 6.25%, 4/15/2025 (a)	825,000	858,578

		21,551,043

Food Products — 2.3%
B&G Foods, Inc.
5.25%, 4/1/2025	912,000	925,680
5.25%, 9/15/2027	2,355,000	2,389,265
Kraft Heinz Foods Co.
3.88%, 5/15/2027	3,212,000	3,472,634
5.00%, 7/15/2035	1,964,000	2,433,762
4.38%, 6/1/2046	5,670,000	6,562,105
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,960,000	3,141,300
4.13%, 1/31/2030 (a)	2,000,000	1,994,390
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	2,272,000	2,385,600
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	1,460,000	1,503,902
5.50%, 12/15/2029 (a)	10,617,000	10,982,862

		35,791,500

Gas Utilities — 0.3%
AmeriGas Partners LP 5.88%, 8/20/2026	2,336,000	2,549,183
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	988,000	975,650
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	990,000	1,008,909

		4,533,742

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,607,000	2,692,249
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	612,000	634,857
Hologic, Inc. 3.25%, 2/15/2029 (a)	2,056,000	2,017,450
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,723,000	1,740,230

		7,084,786

Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	1,202,000	1,251,522
Centene Corp.
4.25%, 12/15/2027	4,972,000	5,158,450
4.63%, 12/15/2029	7,386,000	7,903,020
3.38%, 2/15/2030	2,980,000	3,001,285
2.50%, 3/1/2031	1,500,000	1,437,262
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	2,357,000	2,463,065
5.63%, 3/15/2027 (a)	4,910,000	5,032,750
6.88%, 4/15/2029 (a)	2,952,000	2,901,440
DaVita, Inc.
4.63%, 6/1/2030 (a)	3,790,000	3,742,625
3.75%, 2/15/2031 (a)	2,490,000	2,308,790
Encompass Health Corp.
4.50%, 2/1/2028	1,490,000	1,504,900
4.75%, 2/1/2030	2,627,000	2,643,419

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	803,000	487,822
HCA, Inc.
5.38%, 9/1/2026	2,976,000	3,321,067
5.63%, 9/1/2028	7,341,000	8,483,502
5.88%, 2/1/2029	5,267,000	6,182,141
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	1,076,000	1,059,300
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	870,000	908,019
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	2,734,000	2,768,175
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	1,464,000	1,492,724
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	1,061,000	1,112,724
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	976,000	963,800
Select Medical Corp. 6.25%, 8/15/2026 (a)	892,000	936,520
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	3,878,000	3,965,255
6.25%, 2/1/2027 (a)	3,545,000	3,673,506
5.13%, 11/1/2027 (a)	11,198,000	11,498,443
4.63%, 6/15/2028 (a)	988,000	1,008,165
6.13%, 10/1/2028 (a)	1,490,000	1,521,886
6.88%, 11/15/2031	1,467,000	1,672,380

		90,403,957

Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	3,176,000	3,271,280

Hotels, Restaurants & Leisure — 8.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	5,415,000	5,346,284
4.38%, 1/15/2028 (a)	1,460,000	1,452,700
Boyd Gaming Corp. 4.75%, 12/1/2027	3,909,000	3,967,635
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	4,872,000	5,345,315
4.63%, 10/15/2029 (a)	2,920,000	2,847,000
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	3,269,000	3,395,478
Carnival Corp. 9.88%, 8/1/2027 (a)	7,740,000	8,712,067
Cedar Fair LP
5.50%, 5/1/2025 (a)	3,248,000	3,354,469
5.25%, 7/15/2029	1,347,000	1,382,736
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	1,142,000	1,176,432
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	958,000	962,790

Investments	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,430,000	1,512,555
4.88%, 1/15/2030	4,717,000	4,952,850
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	976,000	969,029
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,400,000	3,489,250
International Game Technology plc
6.50%, 2/15/2025 (a)	3,230,000	3,504,550
5.25%, 1/15/2029 (a)	3,170,000	3,297,529
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,035,000	2,148,767
Life Time, Inc. 5.75%, 1/15/2026 (a)	958,000	969,975
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	315,000	327,064
4.75%, 1/15/2028	1,491,000	1,491,000
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 7/21/2028 (a)	750,000	738,656
5.38%, 12/4/2029 (a)	750,000	731,573
MGM China Holdings Ltd. (Macau) 5.88%, 5/15/2026 (a)	1,750,000	1,756,344
MGM Resorts International
6.00%, 3/15/2023	1,139,000	1,185,847
5.50%, 4/15/2027	3,249,000	3,385,133
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	1,430,000	1,417,058
NCL Corp. Ltd.
12.25%, 5/15/2024 (a)	588,000	695,075
10.25%, 2/1/2026 (a)	630,000	721,350
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027 (a)	722,000	780,843
Premier Entertainment Sub LLC 5.63%, 9/1/2029 (a)	1,460,000	1,460,000
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	4,368,000	4,876,348
Scientific Games International, Inc.
5.00%, 10/15/2025 (a)	4,387,000	4,502,159
8.25%, 3/15/2026 (a)	1,440,000	1,515,787
7.25%, 11/15/2029 (a)	958,000	1,056,985
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,755,000	1,785,712
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,330,000	2,451,719
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,464,000	1,464,000
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	958,000	1,036,475
6.00%, 4/1/2027 (d)	865,000	911,710
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	892,000	932,140

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	1,460,000	1,354,559
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,466,000	1,405,527
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	958,000	967,920
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	608,000	608,158
5.50%, 3/1/2025 (a)	4,513,000	4,519,453
5.25%, 5/15/2027 (a)	1,142,000	1,119,480
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	1,000,000	939,875
5.63%, 8/26/2028 (a)	4,500,000	4,123,969
5.13%, 12/15/2029 (a)	1,000,000	887,500
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	2,770,000	2,707,675
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	8,942,000	9,428,177
6.88%, 11/15/2037	853,000	1,066,250

		123,138,932

Household Durables — 0.7%
Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	976,000	1,010,160
KB Home 4.80%, 11/15/2029	958,000	1,019,073
M/I Homes, Inc. 4.95%, 2/1/2028	578,000	595,340
Meritage Homes Corp. 5.13%, 6/6/2027	844,000	919,960
Newell Brands, Inc.
4.70%, 4/1/2026 (d)	958,000	1,026,056
6.00%, 4/1/2046 (d)	976,000	1,212,680
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	1,139,000	1,257,171
Toll Brothers Finance Corp. 4.88%, 3/15/2027	844,000	930,510
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	976,000	1,049,200
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	976,000	993,080

		10,013,230

Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	574,000	595,944
4.13%, 10/15/2030	609,000	608,549
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	2,266,000	2,234,650
Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	2,622,000	2,793,505

		6,232,648

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.
4.50%, 2/15/2028 (a)	5,691,000	5,660,012
5.13%, 3/15/2028 (a)	1,460,000	1,445,342

Investments	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	856,000	898,800
3.75%, 2/15/2031 (a)	1,480,000	1,462,862

		9,467,016

Insurance — 0.6%
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	976,000	951,376
6.75%, 10/15/2027 (a)	1,934,000	1,954,094
HUB International Ltd.
7.00%, 5/1/2026 (a)	2,088,000	2,132,370
NFP Corp.
4.88%, 8/15/2028 (a)	584,000	575,240
6.88%, 8/15/2028 (a)	3,946,000	3,909,342

		9,522,422

Interactive Media & Services — 0.1%
Rackspace Technology Global, Inc.
3.50%, 2/15/2028 (a)	472,000	442,269
5.38%, 12/1/2028 (a)	472,000	455,480
TripAdvisor, Inc.
7.00%, 7/15/2025 (a)	958,000	1,004,549

		1,902,298

Internet & Direct Marketing Retail — 0.4%
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	890,000	922,253
Match Group Holdings II LLC
4.63%, 6/1/2028 (a)	596,000	604,946
Millennium Escrow Corp.
6.63%, 8/1/2026 (a)	1,480,000	1,478,150
Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026 (a)	1,464,000	1,468,890
QVC, Inc.
4.75%, 2/15/2027	2,137,000	2,182,796

		6,657,035

IT Services — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	958,000	956,659
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,234,000	1,221,660
6.13%, 12/1/2028 (a)	988,000	997,584
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	894,000	872,544
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	2,170,000	2,180,872
Gartner, Inc. 4.50%, 7/1/2028 (a)	3,818,000	3,968,047
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	1,031,000	1,042,382
8.25%, 2/1/2028 (a)	1,177,000	1,222,609

		12,462,357

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (a)	985,000	1,049,025
5.45%, 11/1/2041	500,000	589,310

		1,638,335

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Machinery — 0.7%
Hillenbrand, Inc. 3.75%, 3/1/2031	2,476,000	2,433,413
Terex Corp. 5.00%, 5/15/2029 (a)	1,194,000	1,216,387
Titan Acquisition Ltd. (Canada) 7.75%, 4/15/2026 (a)	1,964,000	1,954,180
TK Elevator Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	500,000	522,165
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,000,000	3,050,790
Wabash National Corp. 4.50%, 10/15/2028 (a)	988,000	963,300

		10,140,235

Media — 7.6%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	1,250,000	1,168,556
5.75%, 8/15/2029 (a)	1,000,000	952,415
AMC Networks, Inc.
5.00%, 4/1/2024	313,000	314,565
4.75%, 8/1/2025	976,000	993,080
4.25%, 2/15/2029	976,000	952,508
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	4,040,000	4,151,100
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	3,694,000	3,730,940
CSC Holdings LLC
5.50%, 4/15/2027 (a)	2,000,000	2,053,430
7.50%, 4/1/2028 (a)	2,000,000	2,122,500
6.50%, 2/1/2029 (a)	8,500,000	8,986,540
5.75%, 1/15/2030 (a)	2,500,000	2,448,450
3.38%, 2/15/2031 (a)	3,050,000	2,785,809
DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	3,194,000	3,250,055
DISH DBS Corp.
5.88%, 11/15/2024	6,944,000	7,023,578
7.75%, 7/1/2026	2,349,000	2,413,598
5.25%, 12/1/2026 (a)	2,000,000	1,980,820
7.38%, 7/1/2028	1,430,000	1,401,400
5.75%, 12/1/2028 (a)	1,500,000	1,477,995
5.13%, 6/1/2029	976,000	857,074
Gray Television, Inc.
7.00%, 5/15/2027 (a)	2,340,000	2,480,400
4.75%, 10/15/2030 (a)	1,808,000	1,742,460
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,137,911	3,247,738
8.38%, 5/1/2027	4,131,399	4,346,851
Lamar Media Corp.
3.75%, 2/15/2028	985,000	985,049
4.00%, 2/15/2030	734,000	734,001
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	2,905,000	3,011,730
5.13%, 7/15/2029 (a)	1,000,000	996,030

Investments	Principal Amount ($)	Value ($)
Liberty Interactive LLC 8.25%, 2/1/2030	958,000	1,024,974
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	734,000	708,310
8.00%, 8/1/2029 (a)	484,000	472,118
Meredith Corp. 6.50%, 7/1/2025	886,000	942,482
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	1,702,000	1,714,765
National CineMedia LLC 5.88%, 4/15/2028 (a)	1,157,000	1,034,589
News Corp. 3.88%, 5/15/2029 (a)	1,916,000	1,882,959
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	2,920,000	3,029,500
4.75%, 11/1/2028 (a)	3,304,000	3,299,373
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	958,000	996,320
5.00%, 8/15/2027 (a)	1,575,000	1,587,828
4.25%, 1/15/2029 (a)	1,000,000	972,500
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	490,000	486,952
6.50%, 9/15/2028 (a)	490,000	475,153
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	1,234,000	1,226,287
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,222,000	2,279,661
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	859,000	777,232
4.13%, 12/1/2030 (a)	976,000	885,720
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	2,917,000	3,003,635
5.50%, 7/1/2029 (a)	5,195,000	5,510,544
4.13%, 7/1/2030 (a)	4,496,000	4,392,233
3.88%, 9/1/2031 (a)	1,480,000	1,402,300
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,250,000	1,259,375
TEGNA, Inc. 5.00%, 9/15/2029	4,341,000	4,351,852
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	894,000	906,789
6.63%, 6/1/2027 (a)	967,000	1,034,400
4.50%, 5/1/2029 (a)	1,250,000	1,249,137
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	1,250,000	1,248,569
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	2,000,000	2,058,560

		116,822,789

Metals & Mining — 2.9%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,750,000	1,863,750
Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,624,000	2,731,768

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arconic Corp. 6.13%, 2/15/2028 (a)	3,052,000	3,173,531
Big River Steel LLC 6.63%, 1/31/2029 (a)	1,071,000	1,148,647
Carpenter Technology Corp. 6.38%, 7/15/2028	1,490,000	1,575,250
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025 (a)	1,668,000	1,877,017
5.88%, 6/1/2027	1,395,000	1,440,058
4.63%, 3/1/2029 (a)	1,969,000	1,982,271
4.88%, 3/1/2031 (a)	976,000	983,208
Commercial Metals Co. 5.38%, 7/15/2027	844,000	871,354
Constellium SE 5.63%, 6/15/2028 (a)	2,500,000	2,607,200
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	844,000	889,179
4.50%, 9/15/2027 (a)	1,340,000	1,388,488
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,472,000	1,574,348
4.38%, 8/1/2028	2,980,000	3,107,336
4.63%, 8/1/2030	4,343,000	4,586,056
5.40%, 11/14/2034	2,890,000	3,439,100
5.45%, 3/15/2043	3,379,000	4,164,313
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	728,000	713,025
4.50%, 6/1/2031 (a)	728,000	707,070
Novelis Corp. 4.75%, 1/30/2030 (a)	3,460,000	3,493,493

		44,316,462

Multiline Retail — 0.3%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	2,436,000	2,547,812
Nordstrom, Inc.
4.38%, 4/1/2030	1,000,000	981,350
5.00%, 1/15/2044	988,000	917,867

		4,447,029

Oil, Gas & Consumable Fuels — 11.7%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	3,338,000	3,356,325
5.75%, 1/15/2028 (a)	2,868,000	2,947,157
Antero Resources Corp.
8.38%, 7/15/2026 (a)	3,121,000	3,460,409
7.63%, 2/1/2029 (a)	1,072,000	1,175,555
Apache Corp.
4.38%, 10/15/2028	1,218,000	1,283,784
5.10%, 9/1/2040	4,380,000	4,749,059
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	1,484,000	1,525,730
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	967,000	1,017,768

Investments	Principal Amount ($)	Value ($)
Buckeye Partners LP
3.95%, 12/1/2026	418,000	410,018
4.50%, 3/1/2028 (a)	4,213,000	4,087,537
California Resources Corp. 7.13%, 2/1/2026 (a)	734,000	756,479
Cheniere Energy Partners LP 4.50%, 10/1/2029	9,732,000	10,229,524
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	2,400,000	2,490,000
CNX Resources Corp.
7.25%, 3/14/2027 (a)	976,000	1,030,324
6.00%, 1/15/2029 (a)	1,000,000	1,023,268
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	4,877,000	5,072,080
CQP Holdco LP 5.50%, 6/15/2031 (a)	1,250,000	1,266,881
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	2,921,000	2,921,000
CrownRock LP 5.00%, 5/1/2029 (a)	976,000	981,778
DCP Midstream Operating LP
5.38%, 7/15/2025	987,000	1,053,030
5.13%, 5/15/2029	1,776,000	1,969,407
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,380,000	4,352,625
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,442,000	1,452,815
Endeavor Energy Resources LP
6.63%, 7/15/2025 (a)	694,000	729,568
5.75%, 1/30/2028 (a)	484,000	503,360
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,484,000	1,518,444
5.45%, 6/1/2047	1,484,000	1,438,975
EQM Midstream Partners LP
4.00%, 8/1/2024	2,393,000	2,458,807
6.00%, 7/1/2025 (a)	976,000	1,037,337
5.50%, 7/15/2028	4,682,000	4,962,920
4.50%, 1/15/2029 (a)	1,475,000	1,463,938
6.50%, 7/15/2048	1,770,000	2,054,439
EQT Corp. 3.90%, 10/1/2027	2,863,000	2,984,792
Genesis Energy LP
6.50%, 10/1/2025	976,000	954,089
8.00%, 1/15/2027	1,702,000	1,687,175
Gulfport Energy Operating Corp. 8.00%, 5/17/2026	986,884	1,060,900
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,562
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	607,000	620,658
5.13%, 6/15/2028 (a)	1,090,000	1,114,525
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	988,000	983,060
ITT Holdings LLC 6.50%, 8/1/2029 (a)	967,000	936,288

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc. 10.13%, 1/15/2028	976,000	995,520
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	1,442,000	1,474,445
Murphy Oil Corp.
5.75%, 8/15/2025	1,715,000	1,742,925
6.37%, 12/1/2042(d)	753,000	739,694
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	1,934,000	1,857,124
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,920,000	2,899,107
NuStar Logistics LP
6.00%, 6/1/2026	1,460,000	1,545,775
5.63%, 4/28/2027	3,166,000	3,233,277
Occidental Petroleum Corp.
5.88%, 9/1/2025	1,395,000	1,499,625
3.40%, 4/15/2026	6,301,000	6,241,550
3.50%, 8/15/2029	3,186,000	3,120,082
6.45%, 9/15/2036	9,014,000	11,193,044
4.20%, 3/15/2048	2,493,000	2,394,888
PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	1,480,000	1,380,670
PDC Energy, Inc.
6.13%, 9/15/2024	466,000	469,756
5.75%, 5/15/2026	500,000	505,170
Range Resources Corp.
9.25%, 2/1/2026	1,492,000	1,602,811
8.25%, 1/15/2029 (a)	1,000,000	1,102,360
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	1,346,000	1,411,618
6.88%, 4/15/2040 (a)	596,000	664,540
SM Energy Co. 6.75%, 9/15/2026	2,082,000	2,087,205
Southwestern Energy Co.
7.75%, 10/1/2027	574,000	615,170
8.38%, 9/15/2028	1,204,000	1,326,459
5.38%, 3/15/2030	1,500,000	1,561,875
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	1,000,000	1,007,500
Sunoco LP
6.00%, 4/15/2027	1,194,000	1,237,306
4.50%, 4/30/2030 (a)	2,960,000	2,930,400
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,664,000	5,529,480
Targa Resources Partners LP
5.88%, 4/15/2026	2,737,000	2,836,216
6.88%, 1/15/2029	7,987,000	8,847,040
5.50%, 3/1/2030	4,148,000	4,510,950
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,460,000	1,466,059
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	2,176,000	2,317,440
Western Midstream Operating LP
4.35%, 2/1/2025 (d)	869,000	899,415

Investments	Principal Amount ($)	Value ($)
4.75%, 8/15/2028	3,896,000	4,241,770
5.30%, 2/1/2030 (d)	2,456,000	2,643,393
5.45%, 4/1/2044	3,412,000	3,940,860
5.30%, 3/1/2048	742,000	858,761

		180,078,670

Personal Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	1,460,000	1,487,550
4.75%, 1/15/2029 (a)	500,000	494,375
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,952,000	2,034,960
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,116,000	1,157,850

		5,174,735

Pharmaceuticals — 3.1%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	6,520,000	6,705,038
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	5,143,000	5,194,430
5.00%, 1/30/2028 (a)	7,612,000	6,769,199
7.25%, 5/30/2029 (a)	8,377,000	7,947,679
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	1,476,000	1,525,815
3.13%, 2/15/2029 (a)	1,000,000	953,450
Endo Dac 9.50%, 7/31/2027 (a)	1,208,000	1,216,311
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	1,000,000	979,550
Jazz Securities DAC 4.38%, 1/15/2029 (a)	2,500,000	2,547,050
Organon & Co.
4.13%, 4/30/2028 (a)	4,000,000	3,990,820
5.13%, 4/30/2031 (a)	4,000,000	4,085,000
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,688,000	4,726,277
Perrigo Finance Unlimited Co. 3.15%, 6/15/2030 (d)	1,500,000	1,472,187

		48,112,806

Professional Services — 0.2%
Dun & Bradstreet Corp. (The) 10.25%, 2/15/2027 (a)	1,627,000	1,728,687
Science Applications International Corp. 4.88%, 4/1/2028 (a)	869,000	888,553

		2,617,240

Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,952,000	1,978,547
5.00%, 3/1/2031	494,000	504,508

		2,483,055

Road & Rail — 0.7%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,488,000	2,581,300

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.38%, 3/1/2029 (a)	1,218,000	1,246,513
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	1,484,000	1,410,112
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,684,000	1,708,755
Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	2,678,000	2,871,646
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	976,000	1,014,786

		10,833,112

Semiconductors & Semiconductor Equipment — 0.2%
ams AG (Austria) 7.00%, 7/31/2025 (a)	1,000,000	1,053,500
Entegris, Inc.
4.38%, 4/15/2028 (a)	884,000	900,575
3.63%, 5/1/2029 (a)	484,000	480,370
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	698,000	710,138

		3,144,583

Software — 1.5%
Ascend Learning LLC 6.88%, 8/1/2025 (a)	904,000	920,299
CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,480,000	1,565,100
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,194,000	2,156,768
4.88%, 7/1/2029 (a)	2,194,000	2,148,474
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	860,000	944,925
4.00%, 6/15/2028 (a)	581,000	579,548
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	722,000	718,390
NCR Corp.
5.75%, 9/1/2027 (a)	1,952,000	2,022,936
6.13%, 9/1/2029 (a)	5,268,000	5,584,080
Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	844,000	835,560
Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	844,000	839,780
PTC, Inc. 4.00%, 2/15/2028 (a)	976,000	980,880
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,896,000	4,049,405

		23,346,145

Specialty Retail — 2.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	1,460,000	1,463,212
4.63%, 11/15/2029 (a)	2,000,000	2,012,630
Bath & Body Works, Inc.
7.50%, 6/15/2029	2,948,000	3,284,750
6.88%, 11/1/2035	5,835,000	7,005,093
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,972,000	1,886,770

Investments	Principal Amount ($)	Value ($)
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	1,430,000	1,490,775
3.88%, 6/1/2029 (a)	976,000	987,575
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	572,000	574,282
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (a)	958,000	947,826
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,400,000	2,429,052
7.75%, 2/15/2029 (a)	2,100,000	2,244,375
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	1,194,000	1,196,824
6.13%, 7/1/2029 (a)	964,000	966,410
Staples, Inc.
7.50%, 4/15/2026 (a)	3,278,000	3,254,759
10.75%, 4/15/2027 (a)	1,763,000	1,604,330
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,687,000	1,720,740

		33,069,403

Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	1,952,000	2,071,839
Seagate HDD Cayman 4.88%, 6/1/2027	2,334,000	2,534,876
Xerox Corp. 6.75%, 12/15/2039	596,000	643,680
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	596,000	612,390
5.50%, 8/15/2028 (a)	596,000	597,997

		6,460,782

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	581,000	604,240
4.88%, 5/15/2026 (a)	551,000	588,303
William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,152,000	1,186,030

		2,378,573

Thrifts & Mortgage Finance — 2.0%
Ladder Capital Finance Holdings LLLP REIT, 4.25%, 2/1/2027 (a)	4,994,000	4,964,535
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	7,308,000	7,280,595
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	1,952,000	1,896,954
Radian Group, Inc. 4.88%, 3/15/2027	3,537,000	3,722,693
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	4,936,000	4,809,688
3.88%, 3/1/2031 (a)	3,838,000	3,788,432
4.00%, 10/15/2033 (a)	4,936,000	4,837,280

		31,300,177

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	1,430,000	1,472,900

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	3,110,000	3,022,936
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,198,000	3,308,875
Imola Merger Corp. 4.75%, 5/15/2029 (a)	4,070,000	4,093,545
United Rentals North America, Inc.
4.88%, 1/15/2028	6,692,000	7,009,870
5.25%, 1/15/2030	4,776,000	5,147,728
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	2,248,000	2,374,607
7.25%, 6/15/2028 (a)	3,412,000	3,710,550

		30,141,011

Wireless Telecommunication Services — 0.8%
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,612,000	1,680,510
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,382,000	1,534,020
Ligado Networks LLC 15.50% (PIK), 11/1/2023 (a) (b) (f)	1,040,993	874,677
Sprint Corp. 7.13%, 6/15/2024	1,008,000	1,129,494
T-Mobile USA, Inc.
2.88%, 2/15/2031	1,750,000	1,693,142
3.50%, 4/15/2031	1,952,000	1,983,935
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	3,000,000	3,611,281

		12,507,059

TOTAL CORPORATE BONDS (Cost $1,524,399,991)		1,501,733,725

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (g) (h) (Cost $12,360,567)	12,360,567	12,360,567

Total Investments — 98.6% (Cost $1,536,760,558)		1,514,094,292
Other Assets Less Liabilities — 1.4%		21,070,586

Net Assets — 100.0%		1,535,164,878

Percentages indicated are based on net assets.

Abbreviations
OYJ REIT	Public Limited Company Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.

(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,501,733,725	$—	$1,501,733,725
Short-Term Investments
Investment Companies	12,360,567	—	—	12,360,567

Total Investments in Securities	$12,360,567	$1,501,733,725	$—	$1,514,094,292

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	$—	$179,901,741	$167,541,174	$—	$—	$12,360,567	12,360,567	$2,535	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	13,965,910	117,035,548	131,001,458	—	—	—	—	347	—

Total	$13,965,910	$296,937,289	$298,542,632	$—	$—	$12,360,567		$2,882	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.